Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December, 31
Composition of deferred tax assets:	2019	2018
Net operating loss carry-forward	$1,585,272	$991,987
Research and development credits	112,149	63,439
Others	8,556	2,946
Net deferred tax asset before valuation allowance	1,705,976	1,058,371
Valuation allowance	(1,705,976)	(1,058,371)
Net deferred tax assets	$-	$-

Schedule of Reconcile the Statutory Income Tax Rate to Effective Income Tax Rate
For the years ended December 31, 2019 and 2018, the following table reconciles the statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2019	2018

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(2,054,113)	$(105,234)
Increase in taxes from permanent differences in stock-based compensation	639,504	10,964
Increase in taxes from permanent difference in derivative warrants liabilities and convertible loans	858,307	(212,959)
Increase in temporary differences	111,480	-
Others	1,925	-
Loss carryforwards	442,897	307,229
Income tax expense (benefit)	$-	$-